Supplement dated April 1, 1997
                        to the prospectuses
                                for
                 ISI Managed Municipal Fund Shares
             (A Class of Managed Municipal Fund, Inc.)
                       dated March 1, 1997,
            ISI Total Return U.S. Treasury Fund Shares
        (A Class of Total Return U.S. Treasury Fund, Inc.)
                        dated March 1, 1997
                                and
          ISI North American Government Bond Fund Shares
      (A Class of North American Government Bond Fund, Inc.)
                       dated August 1, 1996


     The prospectuses dated March 1, 1997 of ISI Managed Municipal Fund Shares (a class of Managed Municipal Fund, Inc.) and ISI Total Return U.S. Treasury Fund Shares (a class of Total Return U.S. Treasury Fund, Inc.) and the prospectus dated August 1, 1996 of ISI North American Government Bond Fund Shares (a class of North American Government Bond Fund, Inc.) (collectively, the "Funds") are hereby amended and supplemented by the following:

     Effective April 1, 1997, International Strategy and Investment Group Inc. ("ISI Group Inc."), 717 Fifth Avenue, New York, New York 10022 (telephone: (800) 955-7175), serves as distributor for the ISI Shares of the Funds pursuant to three separate Distribution Agreements (the "New Distribution Agreements") and related Plans of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plans"), one for each of the Funds. ISI Group Inc. is a broker-dealer that was formed in 1991 and is an affiliate of the Advisor. ISI Group Inc. employs Mr. Edward S. Hyman and Ms. Nancy Lazar. Due to their stock ownership, Mr. Hyman and Ms. Lazar may be deemed to be controlling persons of ISI Group Inc. The terms of the New Distribution Agreements (including compensation) are substantially the same as those of the distribution agreements that they replace. The Plans have been amended to reflect the change in distributor.

     The  disclosure   appearing   under   "Distributor"   in   each
prospectus is hereby amended to reflect the changes discussed herein.


        Please retain this Supplement for future reference.








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